RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Summary of Outstanding Balance and Transactions with Related Parties
The following table provided the total amount of outstanding balance at December 31, 2025 and 2024.

		As of December 31,
		2025	2024
		US$’000	US$’000
Amounts due from related parties
The ultimate parent company	PEWC	2,967	54
	PEWC, Singapore Branch	29	21
	Sumi-Pac Construction Company, LTD.	11	14

Associate	SPHC	186	171

Non-controlling shareholder of subsidiary	Italian-Thai and its affiliates	712	347
		3,905	607
Amounts due to related parties
The ultimate parent company	PEWC	7,774	7,888
	PEWC Singapore Co. (Pte) Ltd.	400	400
	Pacific Holdings Group	49	49
	Chung-Tai Technology Development Engineering Corp.	3	—
	Italian-Thai and its affiliates	—	4

Associate	SPHC	1,362	1,362

Others		2	12
		9,590	9,715
The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2025	2024	2023
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	40,382	23,807	23,093
	Purchase return	1,097	—	—
	Sales	5,198	9	14
	Construction income received	950	2,320	1,006
	Management fee received	—	5	29
	Management fee paid	48	179	205
	Information technology service fee paid	34	101	132
	Interest expenses paid	1	3	—
	Rental fee paid	123	101	104
	Vehicle sale proceeds received	—	—	18
	Other employee benefits-Others	6	5	—
Sumi-Pac Construction Company, LTD.	Construction income received	124	67	—
	Rental fee received	16	20	26
	Service fee received	63	68	31
	Purchases	—	—	280
Pacific Charity Foundation	Rental fee received	—	6	9
	Donation	—	4	—
Pacific Union Co., Ltd.	Construction income received	—	6	11
Chung-Tai Technology Development Engineering Corporation	Rental fee received	16	15	11
	Miscellaneous purchases	12	11	—
	Service fee received	—	1	1
PEWC (HK)	Sales	—	12	7,437
	Service fee paid	—	—	67

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	5,266	5,734	5,230
	Loss allowance	—	—	4,565
Pacific Holdings Group	Service fee paid	196	196	—
	Business Trip	1	—	—

Others	Fabrication cost	457	173	150
	Vehicle sale proceeds received	—	—	25

Summary of Compensation of Key Management Personnel

	For the years ended December, 31
	2025	2024	2023
	US$’000	US$’000	US$’000
Short-term employee benefits	1,472	2,020	1,898
Post-employment benefits	46	185	88
Total compensation paid to key management personnel	1,518	2,205	1,986